OPERATING LEASE - Supplemental Cash flow information Relating to Operating Leases (Details) - Previous Lease Standard ("ASC 840") [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Lessee, Lease, Description [Line Items]
Cash paid for amounts included in the measurement of lease liabilities	¥ 17,528
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 46,551